[H&M Final]

[Translation]

Semi-annual Report

(During the Seventh Term)
From:  October 1, 2000
To:  March 31, 2001

AMENDMENT TO SECURITIES REGISTRATION STATEMENT


PUTNAM DIVERSIFIED INCOME TRUST

Semi-annual Report

(During the Seventh Term)
From:  October 1, 2000
To:  March 31, 2001

PUTNAM DIVERSIFIED INCOME TRUST

Semi-annual Report

(During the Seventh Term)
From:  October 1, 2000
To:  March 31, 2001

To:  Director of Kanto Local Finance Bureau
                                              Filing Date:  June 29, 2001

Name of the Registrant Trust:                 PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title                       Charles E. Porter
of Representative:                            Executive Vice President

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Registration Agent:         Harume Nakano
                                              Attorney-at-Law
                                              Signature [Harume Nakano]
                                              -------------------------
                                              (Seal)

                                              Ken Miura
                                              Attorney-at-Law
                                              Signature [Ken Miura]
                                              -------------------------
                                              (Seal)

Address or Place of Business                  Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Name of Liaison Contact:                      Harume Nakano
                                              Ken Miura
                                              Attorneys-at-Law

Place of Liaison Contact:                     Hamada & Matsumoto
                                              Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Phone Number:                                 03-3580-3377

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

(Total number of pages of this Semi-annual Report in Japanese is 53 including front and back pages.)



CONTENTS
                                                           This
                                                          English       Japanese
                                                        translation     Original

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio                 1              1

(2) Results of Past Operations                              2              3

(a) Record of Changes in Net Assets                         2              3

(b) Record of Distributions Paid                            2              3

(3) Record of Sales and Repurchases                         3              4

II. OUTLINE OF THE TRUST

1. Trust                                                    4              5

(1) Amount of Capital Stock                                 4              5

(2) Information Concerning Major Shareholders               4              5

(3) Information Concerning Directors, Officers
and Employees                                               4              5

(4) Description of Business and Outline of Operation        7              8

(5) Miscellaneous                                           7              8

2. Putnam Investment Management, Inc.
(Investment Management Company)                             7              8

(1) Amount of Capital Stock                                 7              8

(2) Information Concerning Major Shareholders               8              9

(3) Information Concerning Officers and Employees           9              9

(4) Summary of Business Lines and Business Operation       16             18

(5) Miscellaneous                                          28             30

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND           28             31

IV. OUTLINE OF THE FINANCIAL STATUS OF THE
INVESTMENT MANAGEMENT COMPANY                              28             80

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio:  (As of the end of May, 2001)


-----------------------------------------------------------------------------------------------------
Types of Assets               Name of Country        Total U.S. Dollars          Investment Ratio (%)
-----------------------------------------------------------------------------------------------------
Corporate Bonds and Notes     United States            1,538,870,347                   43.79
                              Canada                      49,252,490                    1.40
                              United Kingdom              40,508,059                    1.15
                              Cayman Islands              13,376,249                    0.38
                              Bermuda                     12,547,520                    0.36
                              Netherlands                  7,900,500                    0.23
                              Luxemburg                    5,922,960                    0.17
                              Mexico                       5,076,675                    0.14
                              Colombia                     4,161,000                    0.12
                              Korea                        3,915,300                    0.11
                              Denmark                      2,602,441                    0.07
                              Indonesia                    2,560,800                    0.07
                              China                        2,178,000                    0.06
                              India                        1,955,450                    0.06
                              Greece                       1,875,000                    0.05
                              Germany                        973,180                    0.03
                              France                         963,000                    0.03
                              Argentina                      834,000                    0.02
                              Australia                      119,005                    0.00
-----------------------------------------------------------------------------------------------------
Sub-total                                              1,695,591,976                   48.24
-----------------------------------------------------------------------------------------------------
Collateralized Mortgage       United States              374,157,982                   10.65
Obligations                   United Kingdom              29,595,070                    0.84
-----------------------------------------------------------------------------------------------------
Sub-total                                                403,753,052                   11.49
-----------------------------------------------------------------------------------------------------
Foreign Government Bonds      Germany                    178,315,600                    5.08
                              United Kingdom              63,034,116                    1.79
                              Russia                      45,934,887                    1.31
                              Italy                       35,597,406                    1.01
                              Mexico                      33,075,274                    0.94
                              Canada                      29,497,549                    0.84
                              France                      27,212,314                    0.78
                              Argentina                   25,245,420                    0.72
                              Australia                   23,623,215                    0.67
                              Sweden                      17,332,934                    0.49
                              Brazil                      11,557,666                    0.33
                              Colombia                    10,647,363                    0.30
                              Philippines                  9,295,913                    0.27
                              New Zealand                  8,556,217                    0.24
                              Morocco                      4,580,801                    0.13
                              Venezuela                    3,155,625                    0.09
-----------------------------------------------------------------------------------------------------
Sub-total                                                526,662,300                   14.99
-----------------------------------------------------------------------------------------------------
U.S. Government and Agency
Obligations                   United States              230,268,780                    6.55
-----------------------------------------------------------------------------------------------------
Brady Bonds                   Brazil                      35,266,505                    1.00
                              Argentina                   16,434,946                    0.47
                              Mexico                      13,189,500                    0.38
                              Venezuela                    8,705,746                    0.25
                              Bulgaria                    10,643,605                    0.30
-----------------------------------------------------------------------------------------------------
Sub-total                                                 84,240,302                    2.40
-----------------------------------------------------------------------------------------------------
Preferred Stock               United States               77,956,114                    2.22
                              Germany                      1,989,000                    0.06
-----------------------------------------------------------------------------------------------------
Sub-total                                                 79,945,114                    2.28
-----------------------------------------------------------------------------------------------------
Asset-Backed Securities       United States               51,505,957                    1.47
-----------------------------------------------------------------------------------------------------
Purchased Options             Japan                        8,877,010                    0.25
                              Argentina                      130,660                    0.00
                              United Kingdom                     484                    0.00
-----------------------------------------------------------------------------------------------------
Sub-total                                                  9,008,154                    0.25
-----------------------------------------------------------------------------------------------------
Common Stock                  United States               18,657,528                    0.53
                              Colombia                       161,220                    0.00
-----------------------------------------------------------------------------------------------------
Sub-total                                                 18,818,748                    0.53
-----------------------------------------------------------------------------------------------------
Convertible Bonds             United States               14,049,638                    0.40
                              United Kingdom               3,780,150                    0.11
-----------------------------------------------------------------------------------------------------
Sub-total                                                 17,829,788                    0.51
-----------------------------------------------------------------------------------------------------
Units                         United States                5,558,381                    0.16
                              Australia                          296                    0.00
-----------------------------------------------------------------------------------------------------
Sub-total                                                  5,558,677                    0.16
-----------------------------------------------------------------------------------------------------
Convertible Preferred Stocks  United States                2,887,214                    0.08
                              Bermuda                      2,017,200                    0.06
-----------------------------------------------------------------------------------------------------
Sub-total                                                  4,904,414                    0.14
-----------------------------------------------------------------------------------------------------
Warrants                      United States                3,177,667                    0.09
                              Mexico                         435,650                    0.01
                              Colombia                        24,800                    0.00
                              Netherlands                      3,740                    0.00
-----------------------------------------------------------------------------------------------------
Sub-total                                                  3,641,857                    0.10
-----------------------------------------------------------------------------------------------------
Short-Term Investments        United States              217,593,477                    6.19
                              Bermuda                     16,933,700                    0.48
                              United Kingdom              16,661,299                    0.48
-----------------------------------------------------------------------------------------------------
Sub-total                                                251,188,476                    7.15
-----------------------------------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction
of liabilities)                                          131,406,059                    3.74
-----------------------------------------------------------------------------------------------------
Total
(Net Asset Value)                                      3,514,323,654                  100.00
-----------------------------------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=120.25(the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 31st May, 2001). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)
Record of changes in net assets at the end of June 2000 to May 2001 is as follows:



                               Total Net Asset Value                 Net Asset Value per Share
                      Dollar (thousands)   Yen (millions)        Dollar                 Yen
2000 end of June          910,184              109,450       10.36    (10.44)      1,246   (1,255)
July                      915,453              110,083       10.28    (10.36)      1,236   (1,246)
August                    944,204              113,541       10.26    (10.34)      1,234   (1,243)
September               1,022,625              122,971       10.09    (10.17)      1,213   (1,223)
October                   969,714              116,608        9.78     (9.86)      1,176   (1,186)
November                  947,884              113,983        9.63     (9.71)      1,158   (1,168)
December                  982,714              118,171        9.77     (9.85)      1,175   (1,184)
2001 end of January     1,033,457              124,273       10.03    (10.11)      1,206   (1,216)
February                1,079,226              129,777       10.00    (10.08)      1,203   (1,212)
March                   1,098,552              132,101        9.79     (9.87)      1,177   (1,187)
April                   1,106,406              133,045        9.58     (9.66)      1,152   (1,162)
May                     1,195,365              143,743        9.61     (9.69)      1,156   (1,165)



(Note 1) Operations of Class M Shares were commenced on December 1, 1994.

(Note 2) Ex-dividend date is the 10th of each month. The amount of NAV per share with dividend is set forth in the parentheses.

(2) Record of Distributions Paid
Record of distribution paid from June 1999 to June 2001 are as follows:

                                                          NAV on the
                                    Dividend          ex-dividend date
Month/Year                    Dollar         Yen           Dollar

1999 end of June              0.079          9.50          11.00
July                          0.079          9.50          10.98
August                        0.079          9.50          10.68
September                     0.079          9.50          10.72
October                       0.079          9.50          10.65
November                      0.079          9.50          10.68
December                      0.079          9.50          10.73
2000 end of January           0.079          9.50          10.61
February                      0.079          9.50          10.56
March                         0.079          9.50          10.62
April                         0.076          9.14          10.52
May                           0.076          9.14          10.18
June                          0.076          9.14          10.30
July                          0.076          9.14          10.30
August                        0.076          9.14          10.25
September                     0.076          9.14          10.18
October                       0.076          9.14           9.97
November                      0.076          9.14           9.68
December                      0.076          9.14           9.60
2001 end of January           0.076          9.14           9.84
February                      0.076          9.14          10.01
March                         0.076          9.14           9.95
April                         0.076          9.14           9.62
May                           0.076          9.14           9.62

(3) Record of Sales and Repurchases

Record of sales and repurchases during the following period and number of outstanding Class M shares of the Fund as of the end of May 2001 are as follows:

                       Number of      Number of Shares        Number of
                      Shares Sold       Repurchased      Outstanding Shares

From: June 1, 2000    71,611,782        35,695,464           124,439,633
To:   May 31, 2001   (69,925,050)      (33,101,030)         (120,367,350)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE TRUST

1. Trust

(1) Amount of Capital Stock (as of the end of May, 2001)

Not applicable.

(2) Information Concerning Major Shareholders

Not applicable.

(3) Information Concerning Directors, Officers and Employees

(1) Trustees and Officers of the Trust(as of May, 2001)




-------------------------------------------------------------------------------------------------
Name                   Office and Title                   Resume                     Shares Owned
-------------------------------------------------------------------------------------------------
John A. Hill           Chairman           present: Vice-Chairman and Managing             852.142
                                                   Director, First Reserve
                                                   Corporation Director, Devon
                                                   Energy Corporation,
                                                   TransMontaigne Oil Company,
                                                   St. Lukes-Roosevelt and
                                                   various private companies
                                                   owned by First Reserve
                                                   Corporation
-------------------------------------------------------------------------------------------------
George Putnam, III     President          present: President, New Generation            1,938.177
                                                   Research, Inc. and New
                                                   Generation Advisers, Inc.
                                                   Director, The Boston Family
                                                   Office, L.L.C.
-------------------------------------------------------------------------------------------------
Jameson Adkins Baxter  Trustee            present: President, Baxter Associates,          506.286
                                                   Inc. Director, ASHTA Chemicals,
                                                   Inc., Banta Corporation and
                                                   Ryerson Tull, Inc. Chairman
                                                   Emeritus of the Board of Trustees,
                                                   Mount Holyoke College
-------------------------------------------------------------------------------------------------
Hans H. Estin          Trustee            present: Chartered Financial Analyst            298.489
                                                   Vice Chairman, North American
                                                   Management Corp.
-------------------------------------------------------------------------------------------------
Ronald J. Jackson      Trustee            present: Former Chairman, President and         613.946
                                                   Chief Executive Officer,
                                                   Fisher-Price, Inc.,
-------------------------------------------------------------------------------------------------
Paul L. Joskow         Trustee            present: Professor of Economics and             156.514
                                                   Management and Director of Center
                                                   for Energy and Environmental Policy
                                                   Research, Massachusetts Institute
                                                   of Technology Director, National
                                                   Grid Group, State Farm Indemnity
                                                   Company and Whitehead Institute for
                                                   Biomedical Research President, Yale
                                                   University Council
-------------------------------------------------------------------------------------------------
Elizabeth T. Kennan    Trustee            present: President Emeritus, Mount Holyoke      387.428
                                                   College Director, Northeast Utilities,
                                                   Talbots and Cambus-Kenneth Bloodstock
                                                   Trustee, Franklin Pierce College
-------------------------------------------------------------------------------------------------
Lawrence J. Lasser     Trustee and        present: President Chief Executive Officer    3,261.219
                       Vice President              and Director, Putnam Investments,
                                                   LLC and Putnam Investment
                                                   Management, LLC Director, Marsh &
                                                   McLennan Companies,  Inc. and United
                                                   Way of Massachusetts Bay
-------------------------------------------------------------------------------------------------
John H. Mullin, III    Trustee            present: Chairman and CEO, Ridgeway Farm        534.749
                                                   Director, Graphic Packaging
                                                   International Corp., Alex.
                                                   Brown Realty Inc., The Liberty
                                                   Corporation and Progress Energy, Inc.
-------------------------------------------------------------------------------------------------
Robert E. Patterson    Trustee            present: President and Trustee, Cabot           713.367
                                                   Industrial Trust Director, Brandywine
                                                   Trust Company
-------------------------------------------------------------------------------------------------
A.J.C. Smith           Trustee            present: Director, Marsh & McLennan             292.331
                                                   Companies, Inc. and Trident Corp.
-------------------------------------------------------------------------------------------------
W. Thomas Stephens     Trustee            present: President and Chief Executive          139.593
                                                   Officer, MacMillian Bloedel Ltd.
                                                   Chairman, Mail-Well Director, Qwest
                                                   Communications, X-Cel Energy Inc.,
                                                   Trans Canada Pipeliners and Norske
                                                   Skog Canada Ltd.
-------------------------------------------------------------------------------------------------
W. Nicholas Thorndike  Trustee            present: Director, various corporations and     195.115
                                                   charitable organizations, including
                                                   Courier Corporation and Providence
                                                   Journal Co. Trustee, Cabot Industrial
                                                   Trust and Northeastern University
                                                   Member, Advisory Board of National
                                                   Grid USA
-------------------------------------------------------------------------------------------------
Charles E. Porter      Executive          present: Managing Director of Putnam Investments,     0
                       Vice President,             LLC and Putnam Management
                       Treasurer and
                       Principal
                       Financial Officer
-------------------------------------------------------------------------------------------------
Patricia C. Flaherty   Senior Vice        present: Senior Vice President of Putnam              0
                       President                   Investments, LLC and Putnam Management
-------------------------------------------------------------------------------------------------
Richard A. Monaghan    Vice President     present: Managing Director of Putnam Investments,     0
                                                   LLC, Putnam Management and Putnam
                                                   Retail Management
-------------------------------------------------------------------------------------------------
Gordon H. Silver       Vice President     present: Director and Senior Managing Director        0
                                                   of Putnam Investments, LLC. and Putnam
                                                   Management
-------------------------------------------------------------------------------------------------
Ian C. Ferguson        Vice President     present: Senior Managing Director of Putnam           0
                                                   Investments, LLC and Putnam Management
-------------------------------------------------------------------------------------------------
Brett C. Browchuk      Vice President     present: Managing Director of Putnam Management       0
-------------------------------------------------------------------------------------------------
Richard G. Leibovitch  Vice President     present: Managing Director of Putnam Management       0
-------------------------------------------------------------------------------------------------
John R. Verani         Vice President     present: Senior Vice President of Putnam
                                                   Investments,LLC and Putnam Management        0
-------------------------------------------------------------------------------------------------
Stephen Oristaglio     Vice President     present: Managing Director of Putnam Management       0
-------------------------------------------------------------------------------------------------
Kevin M. Cronin        Vice President     present: Managing Director of Putnam Management       0
-------------------------------------------------------------------------------------------------
David L. Waldman       Vice President     present: Managing Director of Putnam Management       0
-------------------------------------------------------------------------------------------------
Michael T. Healy       Assistant          present: N/A                                          0
                       Treasurer and
                       Principal
                       Accounting
                       Officer
-------------------------------------------------------------------------------------------------
Mary A. Eaton          Associate          present: N/A                                          0
                       Treasurer and
                       Assistant Clerk
-------------------------------------------------------------------------------------------------
Judith Cohen           Clerk              present: N/A                                          0
-------------------------------------------------------------------------------------------------
Wanda M. McManus       Assistant Clerk    present: N/A                                          0
-------------------------------------------------------------------------------------------------
Joanne M. Neary        Assistant Clerk    present: N/A                                          0
-------------------------------------------------------------------------------------------------



(2) Employees of the Trust

The Trust does not have any employees.

(4) Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(4) Miscellaneous

(1) Changes of Trustees and Officers

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

(2) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

(3) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is September 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, Inc. (Investment Management Company)

(1) Amount of Capital Stock   (as of the end of May, 2001)

1. Amount of Capital (issued capital stock at par value):
Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                            Amount of Capital
Year                  (Total Stockholders' Equity)

End of 1996                    $45,817,658
End of 1997                    $48,617,160
End of 1998                   $425,782,008
End of 1999                   $879,198,215
End of 2000                   $209,635,521

(2) Information Concerning Major Stockholders

As of the end of May, 2001, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(3) Information Concerning Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

List of Officers and Directors of Putnam Investment Management, LLC (as of the end of May, 2001)



-----------------------------------------------------------------------------------------------------------
                                Position with Putnam Investment
     Name                       Management, LLC                            Other Business Affiliation
-----------------------------------------------------------------------------------------------------------
1.   Lasser, Lawrence J.        President and Director, CEO
-----------------------------------------------------------------------------------------------------------
2.   Silver, Gordon H.          Director and Senior Managing Director      Director of Putnam Fiduciary
                                                                           Trust Company and Senior
                                                                           Managing Director of Putnam
                                                                           Retail Management.
-----------------------------------------------------------------------------------------------------------
3.   Ferguson, Tim              Director and Senior Managing Director
-----------------------------------------------------------------------------------------------------------
4.   Esteves, Irene M.          Senior Managing Director and Chief         Director, Senior Managing
                                Financial Officer                          Director and Treasurer of
                                                                           Putnam Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
5.   Hoffman, Jr., Theron S.    Senior Managing Director                   Senior Managing Director of
                                                                           Putnam Retail Management
-----------------------------------------------------------------------------------------------------------
6.   Oristaglio, Stephen        Senior Managing Director
-----------------------------------------------------------------------------------------------------------
7.   Anderson, Blake E.         Managing Director
-----------------------------------------------------------------------------------------------------------
8.   Boselli, John A.           Managing Director
-----------------------------------------------------------------------------------------------------------
9.   Bradford Jr., Linwood E.   Managing Director
-----------------------------------------------------------------------------------------------------------
10.  Browchuk, Brett C.         Managing Director
-----------------------------------------------------------------------------------------------------------
11.  Byrne, Joshua L.           Managing Director
-----------------------------------------------------------------------------------------------------------
12.  Cassaro, Joseph A.         Managing Director
-----------------------------------------------------------------------------------------------------------
13.  Cotner, C. Beth            Managing Director
-----------------------------------------------------------------------------------------------------------
14.  Cronin, Kevin M.           Managing Director                          Managing Director of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
15.  D'Alelio, Edward H.        Managing Director
-----------------------------------------------------------------------------------------------------------
16.  Daly, Kenneth L.           Managing Director                          Managing Director of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
17.  Elavia, Tony H.            Managing Director
-----------------------------------------------------------------------------------------------------------
18.  Gillis, Roland             Managing Director
-----------------------------------------------------------------------------------------------------------
19.  Gorman, Stephen A.         Managing Director
-----------------------------------------------------------------------------------------------------------
20.  Haslett, Thomas R.         Managing Director
-----------------------------------------------------------------------------------------------------------
21.  Holding, Pamela            Managing Director
-----------------------------------------------------------------------------------------------------------
22.  Jacobs, Jerome J.          Managing Director
-----------------------------------------------------------------------------------------------------------
23.  Joseph, Joseph P.          Managing Director
-----------------------------------------------------------------------------------------------------------
24.  Kamshad, Omid              Managing Director
-----------------------------------------------------------------------------------------------------------
25.  King, David L.             Managing Director
-----------------------------------------------------------------------------------------------------------
26.  Kohli, D. William          Managing Director
-----------------------------------------------------------------------------------------------------------
27.  Kuenstner, Deborah F.      Managing Director
-----------------------------------------------------------------------------------------------------------
28.  Landes, William J.         Managing Director
-----------------------------------------------------------------------------------------------------------
29.  Leibovitch, Richard G.     Managing Director
-----------------------------------------------------------------------------------------------------------
30.  Lindsey, Jeffrey R.        Managing Director
-----------------------------------------------------------------------------------------------------------
31.  MacElwee, Jones,           Managing Director
     Elizabeth M.
-----------------------------------------------------------------------------------------------------------
32.  Makino, Shigeki            Managing Director
-----------------------------------------------------------------------------------------------------------
33.  Maloney, Kevin J.          Managing Director
-----------------------------------------------------------------------------------------------------------
34.  Martens, Erwin W.          Managing Director                          Managing Director of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
35.  Martino, Michael           Managing Director                          Managing Director of Putnam
                                                                           Fiduciary Trust Company and
                                                                           Putnam Retail Management
-----------------------------------------------------------------------------------------------------------
36.  Mazor, Beth S.             Managing Director
-----------------------------------------------------------------------------------------------------------
37.  Memani, Krisha K.          Managing Director
-----------------------------------------------------------------------------------------------------------
38.  Miller, Daniel L.          Managing Director
-----------------------------------------------------------------------------------------------------------
39.  Moore, Colin               Managing Director
-----------------------------------------------------------------------------------------------------------
40.  Morgan, Kelly A.           Managing Director
-----------------------------------------------------------------------------------------------------------
41.  Morris, Dirk               Managing Director
-----------------------------------------------------------------------------------------------------------
42.  Mufson, Michael J.         Managing Director
-----------------------------------------------------------------------------------------------------------
43.  Mullin, Hugh H.            Managing Director
-----------------------------------------------------------------------------------------------------------
44.  Nagashima, Toshio          Managing Director                          Managing Director of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
45.  Peacher, Stephen C.        Managing Director
-----------------------------------------------------------------------------------------------------------
46.  Peters, Jeffrey F.         Managing Director                          Managing Director of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
47.  Porter, Charles E.         Managing Director
-----------------------------------------------------------------------------------------------------------
48.  Price, Quintin I.          Managing Director
-----------------------------------------------------------------------------------------------------------
49.  Reilly, Thomas V.          Managing Director
-----------------------------------------------------------------------------------------------------------
50.  Sai,Yumiko                 Managing Director
-----------------------------------------------------------------------------------------------------------
51.  Scott, Justin M.           Managing Director                          Managing Director of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
52.  Shadek Jr., Edward T.      Managing Director
-----------------------------------------------------------------------------------------------------------
53.  Smith Jr., Leo J.          Managing Director
-----------------------------------------------------------------------------------------------------------
54.  Smith, Margaret            Managing Director
-----------------------------------------------------------------------------------------------------------
55.  Sorensen, Eric H.          Managing Director
-----------------------------------------------------------------------------------------------------------
56.  Sullivan, William J.       Managing Director
-----------------------------------------------------------------------------------------------------------
57.  Swift, Robert              Managing Director
-----------------------------------------------------------------------------------------------------------
58.  Thomsen, Rosemary H.       Managing Director                          Managing Director of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
59.  Tibbetts, Richard B.       Managing Director                          Managing Director of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
60.  Waldman, David L.          Managing Director,
                                Chief Financial Officer
-----------------------------------------------------------------------------------------------------------
61.  Warren, Paul C.            Managing Director
-----------------------------------------------------------------------------------------------------------
62.  Weiss, Manuel              Managing Director
-----------------------------------------------------------------------------------------------------------
63.  Wetlaufer, Eric            Managing Director
-----------------------------------------------------------------------------------------------------------
64.  Whalen, Edward F.          Managing Director
-----------------------------------------------------------------------------------------------------------
65.  Woolverton, William H.     Managing Director                          Managing Director of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
66.  Allansmith, Lauren L.      Senior Vice President
-----------------------------------------------------------------------------------------------------------
67.  Arends, Michael K.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
68.  Asher, Steven E.           Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
69.  Atkin, Michael J.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
70.  Augustine, Jeffrey B.      Senior Vice President
-----------------------------------------------------------------------------------------------------------
71.  Bamford, Dolores Snyder    Senior Vice President
-----------------------------------------------------------------------------------------------------------
72.  Bay, Fabrice               Senior Vice President
-----------------------------------------------------------------------------------------------------------
73.  Bell, Carl D.              Senior Vice President
-----------------------------------------------------------------------------------------------------------
74.  Block, Richard L.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
75.  Bloemker, Rob A.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
76.  Bray, Jeffrey M.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
77.  Bukovac, Ronald J.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
78.  Burke, Andrea              Senior Vice President
-----------------------------------------------------------------------------------------------------------
79.  Burrill, Gregory J.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
80.  Burns, Cheryl A.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
81.  Chrostowski, Louis F.      Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
82.  Clark, Dana F.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
83.  Davis, Simon               Senior Vice President
-----------------------------------------------------------------------------------------------------------
84.  DeConto, Lisa B.           Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
85.  DeRoche, William H.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
86.  Depew, David G.            Senior Vice President
-----------------------------------------------------------------------------------------------------------
87.  Dexter, Stephen P.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
88.  Divney, Kevin M.           Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
89.  Doerr, Kenneth J.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
90.  Doherty, Brian F.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
91.  Donaldson, Scott M.        Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
92.  Donnelly, Andrea B.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
93.  Eigerman, Nathan W.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
94.  England, Richard B.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
95.  Falvey, Jr., James M.      Senior Vice President
-----------------------------------------------------------------------------------------------------------
96.  Ferry, John A.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
97.  Flaherty, Patricia C.      Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
98.  Fleisher, Peter M.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
99.  Francis, Jonathan H.       Senior Vice President
-----------------------------------------------------------------------------------------------------------
100. Fraser, Henrietta          Senior Vice President
-----------------------------------------------------------------------------------------------------------
101. Geer, Bartlett R.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
102. Gernon, John H.            Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
103. Graham, Andrew             Senior Vice President
-----------------------------------------------------------------------------------------------------------
104. Grant, Peter J.            Senior Vice President                      Senior Vice President of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
105. Grim, Daniel J.            Senior Vice President
-----------------------------------------------------------------------------------------------------------
106. Haagensen, Paul E.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
107. Hadas, Edward              Senior Vice President
-----------------------------------------------------------------------------------------------------------
108. Hadden, Peter J.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
109. Halperin, Matthew C.       Senior Vice President
-----------------------------------------------------------------------------------------------------------
110. Hamlin, David E.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
111. Harring, Linda             Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
112. Healey, Deborah R.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
113. Hijink, Hendrik W.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
114. Hoey, Thomas J.            Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
115. Holder-Watts, Sherrie V.   Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
116. Kaufman, Jeffrey           Senior Vice President
-----------------------------------------------------------------------------------------------------------
117. Kay, Karen R.              Senior Vice President                      Clerk, Director and Senior Vice
                                                                           President of Putnam Fiduciary
                                                                           Trust Company
-----------------------------------------------------------------------------------------------------------
118. Kea, Robert J.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
119. Kellerman, Jonh L.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
120. Kelley, Geoffery G.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
121. Kennedy, Catherine A.      Senior Vice President
-----------------------------------------------------------------------------------------------------------
122. King, William P.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
123. Kirson, Steven L.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
124. Knight, Jeffrey L.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
125. Korn, Karen R.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
126. Lannum III, Coleman N.     Senior Vice President
-----------------------------------------------------------------------------------------------------------
127. Lewis, Craig S.            Senior Vice President
-----------------------------------------------------------------------------------------------------------
128. Lode, Geirulv              Senior Vice President
-----------------------------------------------------------------------------------------------------------
129. Malak, Saba S.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
130. Malloy, Julie M.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
131. Manuel, Jr., Richard D.    Senior Vice President
-----------------------------------------------------------------------------------------------------------
132. Marrkand, Paul E.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
133. Marshall, William L.       Senior Vice President
-----------------------------------------------------------------------------------------------------------
134. Meta, Michael A.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
135. Matteis, Andrew S.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
136. McCarthy, Charles          Senior Vice President
-----------------------------------------------------------------------------------------------------------
137. McDonald, Richard E.       Senior Vice President
-----------------------------------------------------------------------------------------------------------
138. Meehan, Thalia             Senior Vice President
-----------------------------------------------------------------------------------------------------------
139. Mehta, Sandeep             Senior Vice President
-----------------------------------------------------------------------------------------------------------
140. Melhuish, Nicholas J.A.    Senior Vice President
-----------------------------------------------------------------------------------------------------------
141. Miller, Christopher G.     Senior Vice President
-----------------------------------------------------------------------------------------------------------
142. Miller, James P.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
143. Mockard, Jeanne L.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
144. Moore, Gerald I.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
145. Murphy, Kevin F.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
146. Nance, Michael E.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
147. O'Connell, Stephen P.      Senior Vice President
-----------------------------------------------------------------------------------------------------------
148. Oler, Stephen S.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
149. Paine, Robert M.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
150. Parker, Margery C.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
151. Perry, William             Senior Vice President
-----------------------------------------------------------------------------------------------------------
152. Peters, Carmel             Senior Vice President
-----------------------------------------------------------------------------------------------------------
153. Polk, James A.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
154. Price, Elizabeth H.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
155. Prusko, James M.           Senior Vice President                      Senior Vice President of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
156. Quistberg, Paul T.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
157. Rogers, Kevin J.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
158. Salm, Michael V.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
159. Salvin, Robert L.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
160. Santos, David J.           Senior Vice President                      Senior Vice President of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
161. Scanlon, Paul D.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
162. Schmid, Calvin E.          Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
163. Schwister, Jay E.          Senior Vice President                      Senior Vice President of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
164. Scully, Walter D.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
165. Selden, Denise D.          Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management, L.P.
-----------------------------------------------------------------------------------------------------------
166. Sellitto, III, Anthony R.  Senior Vice President
-----------------------------------------------------------------------------------------------------------
167. Sievert, Jean I.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
168. Spatz, Erin J.             Senior Vice President
-----------------------------------------------------------------------------------------------------------
169. Spiers, John Graham        Senior Vice President
-----------------------------------------------------------------------------------------------------------
170. Stack, Michael P.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
171. Stairs, George W.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
172. Sullivan, Roger R.         Senior Vice President
-----------------------------------------------------------------------------------------------------------
173. Svensson, Lisa H.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
174. Swirbalus, Judith H.       Senior Vice President
-----------------------------------------------------------------------------------------------------------
175. Vandermark, Stephen W.     Senior Vice President
-----------------------------------------------------------------------------------------------------------
176. Verani, John R.            Senior Vice President                      Senior Vice President of Putnam
                                                                           Fiduciary Trust Company
-----------------------------------------------------------------------------------------------------------
177. Vierra, Scott G.           Senior Vice President                      Senior Vice President of Putnam
                                                                           Retail Management
-----------------------------------------------------------------------------------------------------------
178. Walsh, Francis P.          Senior Vice President
-----------------------------------------------------------------------------------------------------------
179. Weed, Richard B.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
180. Weinstein, Michael R.      Senior Vice President
-----------------------------------------------------------------------------------------------------------
181. Wiess, James C.            Senior Vice President
-----------------------------------------------------------------------------------------------------------
182. Williams, Fayval S.        Senior Vice President
-----------------------------------------------------------------------------------------------------------
183. Wyke, Richard P.           Senior Vice President
-----------------------------------------------------------------------------------------------------------
184. Yogg, Michael R.           Senior Vice President
-----------------------------------------------------------------------------------------------------------


(4) Summary of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2001, Investment Management Company managed, advised, and/or administered the following 124 funds and fund portfolios (having an aggregate net asset value of nearly $274 billion:)




----------------------------------------------------------------------------------------------------------
                                                                                   Total Net      Net Asset
                                             Year/Month/Day      Principal        Asset Value     Value per
    Name                                      Established     Characteristics     ($ million)     share ($)
----------------------------------------------------------------------------------------------------------
1   The George Putnam Fund of Boston; A         11/5/37         Open/Equity        3,205.25          17.36
----------------------------------------------------------------------------------------------------------
2   The George Putnam Fund of Boston; B         4/27/92         Open/Equity        1,222.47          17.21
----------------------------------------------------------------------------------------------------------
3   The George Putnam Fund of Boston; C         7/26/99         Open/Equity           34.84          17.31
----------------------------------------------------------------------------------------------------------
4   The George Putnam Fund of Boston; M         12/1/94         Open/Equity          255.50          17.22
----------------------------------------------------------------------------------------------------------
5   The George Putnam Fund of Boston; Y         3/31/94         Open/Equity          762.75          17.40
----------------------------------------------------------------------------------------------------------
6   Putnam American Government
    Income Fund; A                              3/1/85          Open/Bond          1,416.62           8.57
----------------------------------------------------------------------------------------------------------
7   Putnam American Government
    Income Fund; B                              5/20/94         Open/Bond            145.15           8.52
----------------------------------------------------------------------------------------------------------
8   Putnam American Government
    Income Fund; C                              7/26/99         Open/Bond              6.62           8.55
----------------------------------------------------------------------------------------------------------
9   Putnam American Government
    Income Fund; M                              2/14/95         Open/Bond              8.13           8.59
----------------------------------------------------------------------------------------------------------
10  Putnam Arizona Tax Exempt Income Fund; A    1/30/91         Open/Bond            104.63           8.94
----------------------------------------------------------------------------------------------------------
11  Putnam Arizona Tax Exempt Income Fund; B    7/15/93         Open/Bond             21.71           8.93
----------------------------------------------------------------------------------------------------------
12  Putnam Arizona Tax Exempt Income Fund; M    7/3/95          Open/Bond              0.88           8.95
----------------------------------------------------------------------------------------------------------
13  Putnam Asia Pacific Growth Fund; A          2/20/91         Open/Equity          139.84          10.13
----------------------------------------------------------------------------------------------------------
14  Putnam Asia Pacific Growth Fund; B          6/1/93          Open/Equity          113.33           9.83
----------------------------------------------------------------------------------------------------------
15  Putnam Asia Pacific Growth Fund; C          7/26/99         Open/Equity            4.03          10.00
----------------------------------------------------------------------------------------------------------
16  Putnam Asia Pacific Growth Fund; M          2/1/95          Open/Equity            6.53           9.96
----------------------------------------------------------------------------------------------------------
17  Putnam Asia Pacific Fund II                 3/23/98         Open/Equity            2.72           9.03
----------------------------------------------------------------------------------------------------------
18  Putnam Asset Allocation:
    Balanced Portfolio; A                       2/7/94          Open/Balanced      1,407.48          10.48
----------------------------------------------------------------------------------------------------------
19  Putnam Asset Allocation:
    Balanced Portfolio; B                       2/11/94         Open/Balanced        455.92          10.40
----------------------------------------------------------------------------------------------------------
20  Putnam Asset Allocation:
    Balanced Portfolio; C                       9/1/94          Open/Balanced        139.96          10.33
----------------------------------------------------------------------------------------------------------
21  Putnam Asset Allocation:
    Balanced Portfolio; M                       2/6/95          Open/Balanced         64.39          10.45
----------------------------------------------------------------------------------------------------------
22  Putnam Asset Allocation:
    Balanced Portfolio; Y                       7/14/94         Open/Balanced        750.20          10.49
----------------------------------------------------------------------------------------------------------
23  Putnam Asset Allocation:
    Conservative Portfolio; A                   2/7/94          Open/Balanced        595.61           9.19
----------------------------------------------------------------------------------------------------------
24  Putnam Asset Allocation:
    Conservative Portfolio; B                   2/18/94         Open/Balanced        141.87           9.16
----------------------------------------------------------------------------------------------------------
25  Putnam Asset Allocation:
    Conservative Portfolio; C                   9/1/94          Open/Balanced         42.64           9.14
----------------------------------------------------------------------------------------------------------
26  Putnam Asset Allocation:
    Conservative Portfolio; M                   2/7/95          Open/Balanced         23.35           9.15
----------------------------------------------------------------------------------------------------------
27  Putnam Asset Allocation:
    Conservative Portfolio; Y                   7/14/94         Open/Balanced        219.12           9.21
----------------------------------------------------------------------------------------------------------
28  Putnam Asset Allocation:
    Growth Portfolio; A                         2/8/94          Open/Balanced        782.41          10.43
----------------------------------------------------------------------------------------------------------
29  Putnam Asset Allocation:
    Growth Portfolio; B                         2/16/94         Open/Balanced        369.22          10.24
----------------------------------------------------------------------------------------------------------
30  Putnam Asset Allocation:
    Growth Portfolio; C                         9/1/94          Open/Balanced        119.79          10.11
----------------------------------------------------------------------------------------------------------
31  Putnam Asset Allocation:
    Growth Portfolio; M                         2/1/95          Open/Balanced         57.38          10.26
----------------------------------------------------------------------------------------------------------
32  Putnam Asset Allocation:
    Growth Portfolio; Y                         7/14/94         Open/Balanced        545.41          10.51
----------------------------------------------------------------------------------------------------------
33  Putnam Balanced Fund; A                     1/3/95          Open/Balanced        209.07          10.67
----------------------------------------------------------------------------------------------------------
34  Putnam Balanced Fund; B                     4/3/00          Open/Balanced         18.18          10.63
----------------------------------------------------------------------------------------------------------
35  Putnam Balanced Fund; C                     4/3/00          Open/Balanced          3.97          10.64
----------------------------------------------------------------------------------------------------------
36  Putnam Balanced Fund; M                     4/3/00          Open/Balanced          2.09          10.66
----------------------------------------------------------------------------------------------------------
37  Putnam Balanced Fund; Y                     8/2/99          Open/Balanced         71.46          10.68
----------------------------------------------------------------------------------------------------------
38  Putnam Balanced Retirement Fund; A          4/19/85         Open/Balanced        555.69          10.47
----------------------------------------------------------------------------------------------------------
39  Putnam Balanced Retirement Fund; B          2/1/94          Open/Balanced        174.64          10.37
----------------------------------------------------------------------------------------------------------
40  Putnam Balanced Retirement Fund; C          7/26/99         Open/Balanced          6.18          10.42
----------------------------------------------------------------------------------------------------------
41  Putnam Balanced Retirement Fund; M          3/17/95         Open/Balanced         17.00          10.40
----------------------------------------------------------------------------------------------------------
42  Putnam Balanced Retirement Fund; Y          12/30/98        Open/Balanced          2.98          10.47
----------------------------------------------------------------------------------------------------------
43  Putnam California Tax Exempt
    Income Fund; A                              4/29/83         Open/Bond          2,563.30           8.51
----------------------------------------------------------------------------------------------------------
44  Putnam California Tax Exempt
    Income Fund; B                              1/4/93          Open/Bond            498.82           8.50
----------------------------------------------------------------------------------------------------------
45  Putnam California Tax Exempt
    Income Fund; C                              7/26/99         Open/Bond              9.68           8.53
----------------------------------------------------------------------------------------------------------
46  Putnam California Tax Exempt
    Income Fund; M                              2/14/95         Open/Bond             12.20           8.49
----------------------------------------------------------------------------------------------------------
47  Putnam California Tax Exempt
    Money Market Fund                           10/26/87        Open/Bond             25.34           1.00
----------------------------------------------------------------------------------------------------------
48  Putnam Capital Appreciation Fund; A         8/5/93          Open/Equity          910.81          18.32
----------------------------------------------------------------------------------------------------------
49  Putnam Capital Appreciation Fund; B         11/2/94         Open/Equity          796.67          17.84
----------------------------------------------------------------------------------------------------------
50  Putnam Capital Appreciation Fund; C         7/14/00         Open/Equity            2.17          18.21
----------------------------------------------------------------------------------------------------------
51  Putnam Capital Appreciation Fund; M         1/22/96         Open/Equity           55.24          17.96
----------------------------------------------------------------------------------------------------------
52  Putnam Capital Opportunities Fund; A        5/29/98         Open/Equity          186.75          10.73
----------------------------------------------------------------------------------------------------------
53  Putnam Capital Opportunities Fund; B        6/29/98         Open/Equity          182.28          10.50
----------------------------------------------------------------------------------------------------------
54  Putnam Capital Opportunities Fund; C        7/26/99         Open/Equity           13.99          10.58
----------------------------------------------------------------------------------------------------------
55  Putnam Capital Opportunities Fund; M        6/29/98         Open/Equity           13.53          10.57
----------------------------------------------------------------------------------------------------------
56  Putnam Capital Opportunities Fund; Y        10/2/00         Open/Equity           52.92          10.76
----------------------------------------------------------------------------------------------------------
57  Putnam Classic Equity Fund; A               1/5/95          Open/Balanced      1,200.82          13.13
----------------------------------------------------------------------------------------------------------
58  Putnam Classic Equity Fund; B               1/5/95          Open/Balanced        974.14          13.01
----------------------------------------------------------------------------------------------------------
59  Putnam Classic Equity Fund; C               2/1/99          Open/Balanced         40.97          13.09
----------------------------------------------------------------------------------------------------------
60  Putnam Classic Equity Fund; M               1/5/95          Open/Balanced        118.98          13.06
----------------------------------------------------------------------------------------------------------
61  Putnam Classic Equity Fund; Y               10/1/98         Open/Balanced         12.38          13.14
----------------------------------------------------------------------------------------------------------
62  Putnam Convertible Income-Growth
    Trust; A                                    6/29/72         Open/Balanced        791.72          15.51
----------------------------------------------------------------------------------------------------------
63  Putnam Convertible Income-Growth
    Trust; B                                    7/15/93         Open/Balanced        183.73          15.28
----------------------------------------------------------------------------------------------------------
64  Putnam Convertible Income-Growth
    Trust; C                                    7/26/99         Open/Balanced          5.75          15.43
----------------------------------------------------------------------------------------------------------
65  Putnam Convertible Income-Growth
    Trust; M                                    3/13/95         Open/Balanced         11.55          15.40
----------------------------------------------------------------------------------------------------------
66  Putnam Convertible Income-Growth
    Trust; Y                                    12/30/98        Open/Balanced         51.53          15.52
----------------------------------------------------------------------------------------------------------
67  Putnam Diversified Income Trust; A          10/3/88         Open/Bond          1,284.19           9.65
----------------------------------------------------------------------------------------------------------
68  Putnam Diversified Income Trust; B          3/1/93          Open/Bond            988.81           9.61
----------------------------------------------------------------------------------------------------------
69  Putnam Diversified Income Trust; C          2/1/99          Open/Bond             18.40           9.63
----------------------------------------------------------------------------------------------------------
70  Putnam Diversified Income Trust; M          12/1/94         Open/Bond          1,195.37           9.61
----------------------------------------------------------------------------------------------------------
71  Putnam Diversified Income Trust; Y          7/1/96          Open/Bond             27.56           9.67
----------------------------------------------------------------------------------------------------------
72  Putnam Emerging Markets Fund; A             12/28/95        Open/Equity           55.38           8.06
----------------------------------------------------------------------------------------------------------
73  Putnam Emerging Markets Fund; B             10/30/96        Open/Equity           37.56           7.90
----------------------------------------------------------------------------------------------------------
74  Putnam Emerging Markets Fund; C             7/26/99         Open/Equity            4.50           7.94
----------------------------------------------------------------------------------------------------------
75  Putnam Emerging Markets Fund; M             10/30/96        Open/Equity            2.52           7.95
----------------------------------------------------------------------------------------------------------
76  Putnam Emerging Markets Fund; Y             12/28/95        Open/Equity            6.45           8.06
----------------------------------------------------------------------------------------------------------
77  Putnam Equity Fund 98                       12/31/97        Open/Equity           20.37          18.35
----------------------------------------------------------------------------------------------------------
78  Putnam Equity Fund 2000                     7/25/00         Open/Equity            4.40           5.31
----------------------------------------------------------------------------------------------------------
79  Putnam Equity Income Fund; A                6/15/77         Open/Equity        1,222.60          15.69
----------------------------------------------------------------------------------------------------------
80  Putnam Equity Income Fund; B                9/13/93         Open/Equity          537.70          15.57
----------------------------------------------------------------------------------------------------------
81  Putnam Equity Income Fund; C                2/1/99          Open/Equity           24.69          15.63
----------------------------------------------------------------------------------------------------------
82  Putnam Equity Income Fund; M                12/2/94         Open/Equity           61.12          15.59
----------------------------------------------------------------------------------------------------------
83  Putnam Equity Income Fund; Y                10/1/98         Open/Equity           54.20          15.69
----------------------------------------------------------------------------------------------------------
84  Putnam Europe Growth Fund; A                9/7/90          Open/Equity          813.18          19.36
----------------------------------------------------------------------------------------------------------
85  Putnam Europe Growth Fund; B                2/1/94          Open/Equity          614.33          18.66
----------------------------------------------------------------------------------------------------------
86  Putnam Europe Growth Fund; C                7/26/99         Open/Equity           17.34          19.11
----------------------------------------------------------------------------------------------------------
87  Putnam Europe Growth Fund; M                12/1/94         Open/Equity           55.97          19.11
----------------------------------------------------------------------------------------------------------
88  Putnam Financial Services                   1/8/01          Open/Equity            3.40           8.61
----------------------------------------------------------------------------------------------------------
89  Putnam Florida Tax Exempt Income Fund; A    8/24/90         Open/Bond            217.65           9.15
----------------------------------------------------------------------------------------------------------
90  Putnam Florida Tax Exempt Income Fund; B    1/4/93          Open/Bond             71.74           9.15
----------------------------------------------------------------------------------------------------------
91  Putnam Florida Tax Exempt Income Fund; M    5/1/95          Open/Bond              0.74           9.15
----------------------------------------------------------------------------------------------------------
92  Putnam Global Aggressive Growth Fund        5/6/98          Open/Equity           14.75          18.40
----------------------------------------------------------------------------------------------------------
93  Putnam Global Equity Trust; A               7/1/94          Open/Equity          720.06          12.37
----------------------------------------------------------------------------------------------------------
94  Putnam Global Equity Trust; B               7/1/94          Open/Equity          429.07          12.03
----------------------------------------------------------------------------------------------------------
95  Putnam Global Equity Trust; C               2/1/99          Open/Equity           39.19          12.25
----------------------------------------------------------------------------------------------------------
96  Putnam Global Equity Trust; M               7/3/95          Open/Equity           44.44          12.18
----------------------------------------------------------------------------------------------------------
97  Putnam Global Growth and Income Fund; A     1/3/95          Open/Equity           85.85          13.06
----------------------------------------------------------------------------------------------------------
98  Putnam Global Growth and Income Fund; B     11/3/97         Open/Equity           44.28          12.84
----------------------------------------------------------------------------------------------------------
99  Putnam Global Growth and Income Fund; C     7/26/99         Open/Equity            4.40          13.00
----------------------------------------------------------------------------------------------------------
100 Putnam Global Growth and Income Fund; M     11/3/97         Open/Equity            2.75          12.94
----------------------------------------------------------------------------------------------------------
101 Putnam Global Governmental
    Income Trust; A                             6/1/87          Open/Bond             83.41          10.80
----------------------------------------------------------------------------------------------------------
102 Putnam Global Governmental
    Income Trust; B                             2/1/94          Open/Bond             19.99          10.77
----------------------------------------------------------------------------------------------------------
103 Putnam Global Governmental
    Income Trust; C                             7/26/99         Open/Bond              0.35          10.79
----------------------------------------------------------------------------------------------------------
104 Putnam Global Governmental
    Income Trust; M                             3/17/95         Open/Bond             62.31          10.75
----------------------------------------------------------------------------------------------------------
105 Putnam Global Growth Fund; A                9/1/67          Open/Equity        3,906.75           8.89
----------------------------------------------------------------------------------------------------------
106 Putnam Global Growth Fund; B                4/27/92         Open/Equity        1,058.64           8.27
----------------------------------------------------------------------------------------------------------
107 Putnam Global Growth Fund; C                2/1/99          Open/Equity           62.79           8.69
----------------------------------------------------------------------------------------------------------
108 Putnam Global Growth Fund; M                3/1/95          Open/Equity           56.08           8.67
----------------------------------------------------------------------------------------------------------
109 Putnam Global Growth Fund; Y                6/15/94         Open/Equity          197.63           9.13
----------------------------------------------------------------------------------------------------------
110 Putnam Global Natural Resources Fund; A     7/24/80         Open/Equity          222.62          21.76
----------------------------------------------------------------------------------------------------------
111 Putnam Global Natural Resources Fund; B     2/1/94          Open/Equity          131.60          21.31
----------------------------------------------------------------------------------------------------------
112 Putnam Global Natural Resources Fund; C     7/26/99         Open/Equity            7.94          21.54
----------------------------------------------------------------------------------------------------------
113 Putnam Global Natural Resources Fund; M     7/3/95          Open/Equity            7.31          21.62
----------------------------------------------------------------------------------------------------------
114 The Putnam Fund for Growth and Income; A    11/6/57         Open/Balanced     20,837.46          19.81
----------------------------------------------------------------------------------------------------------
115 The Putnam Fund for Growth and Income; B    4/27/92         Open/Balanced      9,504.14          19.51
----------------------------------------------------------------------------------------------------------
116 The Putnam Fund for Growth and Income; C    7/26/99         Open/Balanced        173.61          19.72
----------------------------------------------------------------------------------------------------------
117 The Putnam Fund for Growth and Income; M    5/1/95          Open/Balanced        379.93          19.67
----------------------------------------------------------------------------------------------------------
118 The Putnam Fund for Growth and Income; Y    6/15/94         Open/Balanced      1,654.00          19.85
----------------------------------------------------------------------------------------------------------
119 Putnam Growth Fund                          5/4/98          Open/Equity            2.53           8.00
----------------------------------------------------------------------------------------------------------
120 Putnam Growth Opportunities; A              10/2/95         Open/Equity        2,301.16          17.80
----------------------------------------------------------------------------------------------------------
121 Putnam Growth Opportunities; B              8/1/97          Open/Equity        2,057.18          17.31
----------------------------------------------------------------------------------------------------------
122 Putnam Growth Opportunities; C              2/1/99          Open/Equity          237.49          17.54
----------------------------------------------------------------------------------------------------------
123 Putnam Growth Opportunities; M              8/1/97          Open/Equity           92.23          17.47
----------------------------------------------------------------------------------------------------------
124 Putnam Growth Opportunities; Y              7/1/99          Open/Equity           91.54          17.93
----------------------------------------------------------------------------------------------------------
125 Putnam High Yield Advantage Fund; A         3/25/86         Open/Bond            615.39           6.24
----------------------------------------------------------------------------------------------------------
126 Putnam High Yield Advantage Fund; B         5/16/94         Open/Bond            446.46           6.20
----------------------------------------------------------------------------------------------------------
127 Putnam High Yield Advantage Fund; M         12/1/94         Open/Bond            751.42           6.25
----------------------------------------------------------------------------------------------------------
128 Putnam High Yield Advantage Fund; Y         12/30/98        Open/Bond             10.37           6.28
----------------------------------------------------------------------------------------------------------
129 Putnam High Yield Trust; A                  2/14/78         Open/Bond          1,649.91           8.30
----------------------------------------------------------------------------------------------------------
130 Putnam High Yield Trust; B                  3/1/93          Open/Bond            296.53           8.27
----------------------------------------------------------------------------------------------------------
131 Putnam High Yield Trust; M                  7/3/95          Open/Bond              8.76           8.30
----------------------------------------------------------------------------------------------------------
132 Putnam High Yield Trust; Y                  12/30/98        Open/Bond             14.26           8.29
----------------------------------------------------------------------------------------------------------
133 Putnam High Yield Fund II; A                12/31/97        Open/Bond            593.05           5.95
----------------------------------------------------------------------------------------------------------
134 Putnam High Yield Fund II; B                12/31/97        Open/Bond            712.35           5.96
----------------------------------------------------------------------------------------------------------
135 Putnam High Yield Fund II; C                7/26/99         Open/Bond             31.86           5.95
----------------------------------------------------------------------------------------------------------
136 Putnam High Yield Fund II; M                12/31/97        Open/Bond             32.36           5.96
----------------------------------------------------------------------------------------------------------
137 Putnam High Yield Fund II; Y                10/2/00         Open/Bond             44.59           5.94
----------------------------------------------------------------------------------------------------------
138 Putnam Health Sciences Trust; A             5/28/82         Open/Equity        3,553.75          68.66
----------------------------------------------------------------------------------------------------------
139 Putnam Health Sciences Trust; B             3/1/93          Open/Equity        2,516.16          64.67
----------------------------------------------------------------------------------------------------------
140 Putnam Health Sciences Trust; C             7/26/99         Open/Equity          105.37          67.76
----------------------------------------------------------------------------------------------------------
141 Putnam Health Sciences Trust; M             7/3/95          Open/Equity          102.38          66.77
----------------------------------------------------------------------------------------------------------
142 Putnam Health Sciences Trust; Y             4/4/00          Open/Equity           28.51          68.87
----------------------------------------------------------------------------------------------------------
143 Putnam Income Fund; A                       11/1/54         Open/Bond          1,109.66           6.44
----------------------------------------------------------------------------------------------------------
144 Putnam Income Fund; B                       3/1/93          Open/Bond            398.24           6.41
----------------------------------------------------------------------------------------------------------
145 Putnam Income Fund; C                       7/26/99         Open/Bond             19.22           6.43
----------------------------------------------------------------------------------------------------------
146 Putnam Income Fund; M                       12/14/94        Open/Bond            975.12           6.40
----------------------------------------------------------------------------------------------------------
147 Putnam Income Fund; Y                       6/16/94         Open/Bond            210.29           6.46
----------------------------------------------------------------------------------------------------------
148 Putnam Intermediate U.S. Government
    Income Fund; A                              2/16/93         Open/Bond            268.74           4.98
----------------------------------------------------------------------------------------------------------
149 Putnam Intermediate U.S. Government
    Income Fund; B                              2/16/93         Open/Bond            130.32           4.99
----------------------------------------------------------------------------------------------------------
150 Putnam Intermediate U.S. Government
    Income Fund; C                              7/26/99         Open/Bond             10.18           4.98
----------------------------------------------------------------------------------------------------------
151 Putnam Intermediate U.S. Government
    Income Fund; M                              4/3/95          Open/Bond              9.53           4.99
----------------------------------------------------------------------------------------------------------
152 Putnam Intermediate U.S. Government
    Income Fund; Y                              10/1/97         Open/Bond            150.87           4.97
----------------------------------------------------------------------------------------------------------
153 Putnam International Core Fund              12/29/00        Open/Equity            2.58           7.10
----------------------------------------------------------------------------------------------------------
154 Putnam International Fund                   12/28/95        Open/Equity            5.45           9.76
----------------------------------------------------------------------------------------------------------
155 Putnam International Fund 2000              5/3/00          Open/Equity            6.57           6.98
----------------------------------------------------------------------------------------------------------
156 Putnam International Growth Fund; A         2/28/91         Open/Equity        7,004.58          21.91
----------------------------------------------------------------------------------------------------------
157 Putnam International Growth Fund; B         6/1/94          Open/Equity        3,081.07          21.38
----------------------------------------------------------------------------------------------------------
158 Putnam International Growth Fund; C         7/26/99         Open/Equity          642.30          21.71
----------------------------------------------------------------------------------------------------------
159 Putnam International Growth Fund; M         12/1/94         Open/Equity          312.23          21.70
----------------------------------------------------------------------------------------------------------
160 Putnam International Growth Fund; Y         7/12/96         Open/Equity        1,263.25          22.02
----------------------------------------------------------------------------------------------------------
161 Putnam International Growth and
    Income Fund; A                              8/1/96          Open/Equity          487.15           9.71
----------------------------------------------------------------------------------------------------------
162 Putnam International Growth and
    Income Fund; B                              8/1/96          Open/Equity          388.33           9.57
----------------------------------------------------------------------------------------------------------
163 Putnam International Growth and
    Income Fund; C                              2/1/99          Open/Equity           25.92           9.66
----------------------------------------------------------------------------------------------------------
164 Putnam International Growth and
    Income Fund; M                              8/1/96          Open/Equity           30.91           9.67
----------------------------------------------------------------------------------------------------------
165 Putnam International Growth and
    Income Fund; Y                              10/2/00         Open/Equity            3.65           9.72
----------------------------------------------------------------------------------------------------------
166 Putnam International Large Cap
    Growth Fund                                 12/29/00        Open /Equity           1.67           7.08
----------------------------------------------------------------------------------------------------------
167 Putnam International New
    Opportunities Fund; A                       1/3/95          Open/Equity          883.16          10.28
----------------------------------------------------------------------------------------------------------
168 Putnam International New
    Opportunities Fund; B                       7/21/95         Open/Equity          805.42           9.80
----------------------------------------------------------------------------------------------------------
169 Putnam International New
    Opportunities Fund; C                       2/1/99          Open/Equity           44.39          10.09
----------------------------------------------------------------------------------------------------------
170 Putnam International New
    Opportunities Fund; M                       7/21/95         Open/Equity           60.22           9.98
----------------------------------------------------------------------------------------------------------
171 Putnam International Voyager Fund; A        12/28/95        Open/Equity        1,019.90          19.10
----------------------------------------------------------------------------------------------------------
172 Putnam International Voyager Fund; B        10/30/96        Open/Equity          695.46          18.67
----------------------------------------------------------------------------------------------------------
173 Putnam International Voyager Fund; C        7/26/99         Open/Equity          147.52          18.87
----------------------------------------------------------------------------------------------------------
174 Putnam International Voyager Fund; M        10/30/96        Open/Equity           40.06          18.84
----------------------------------------------------------------------------------------------------------
175 Putnam International Voyager Fund; Y        2/1/00          Open/Equity           32.83          19.17
----------------------------------------------------------------------------------------------------------
176 Putnam Investors Fund; A                    12/1/25         Open/Equity        6,261.70          13.38
----------------------------------------------------------------------------------------------------------
177 Putnam Investors Fund; B                    3/1/93          Open/Equity        3,292.08          12.58
----------------------------------------------------------------------------------------------------------
178 Putnam Investors Fund; C                    7/26/99         Open/Equity          150.73          13.27
----------------------------------------------------------------------------------------------------------
179 Putnam Investors Fund; M                    12/2/94         Open/Equity          203.98          12.97
----------------------------------------------------------------------------------------------------------
180 Putnam Investors Fund; Y                    1/7/97          Open/Equity        1,223.80          13.48
----------------------------------------------------------------------------------------------------------
181 Putnam Massachusetts Tax Exempt
    Income Fund; A                              10/23/89        Open/Bond            284.96           9.20
----------------------------------------------------------------------------------------------------------
182 Putnam Massachusetts Tax Exempt
    Income Fund; B                              7/15/93         Open/Bond            121.95           9.19
----------------------------------------------------------------------------------------------------------
183 Putnam Massachusetts Tax Exempt
    Income Fund; M                              5/12/95         Open/Bond              5.82           9.20
----------------------------------------------------------------------------------------------------------
184 Putnam Michigan Tax Exempt
    Income Fund; A                              10/23/89        Open/Bond            130.13           8.83
----------------------------------------------------------------------------------------------------------
185 Putnam Michigan Tax Exempt
    Income Fund; B                              7/15/93         Open/Bond             45.42           8.83
----------------------------------------------------------------------------------------------------------
186 Putnam Michigan Tax Exempt
    Income Fund; M                              4/17/95         Open/Bond              2.32           8.83
----------------------------------------------------------------------------------------------------------
187 Putnam Mid Cap Fund 2000                    12/29/00        Open/Equity            1.92           7.03
----------------------------------------------------------------------------------------------------------
188 Putnam Mid-Cap Value Fund; A                10/29/99        Open/Equity           68.01          11.08
----------------------------------------------------------------------------------------------------------
189 Putnam Mid-Cap Value Fund; B                1/16/01         Open/Equity           40.23          11.05
----------------------------------------------------------------------------------------------------------
190 Putnam Mid-Cap Value Fund; C                1/16/01         Open/Equity            5.58          11.05
----------------------------------------------------------------------------------------------------------
191 Putnam Mid-Cap Value Fund; M                1/16/01         Open/Equity            2.23          11.06
----------------------------------------------------------------------------------------------------------
192 Putnam Minnesota Tax Exempt
    Income Fund; A                              10/23/89        Open/Bond             93.93           8.73
----------------------------------------------------------------------------------------------------------
193 Putnam Minnesota Tax Exempt
    Income Fund; B                              7/15/93         Open/Bond             47.59           8.70
----------------------------------------------------------------------------------------------------------
194 Putnam Minnesota Tax Exempt
    Income Fund; M                              4/3/95          Open/Bond              2.18           8.72
----------------------------------------------------------------------------------------------------------
195 Putnam Money Market Fund; A                 10/1/76         Open/Bond          4,781.06           1.00
----------------------------------------------------------------------------------------------------------
196 Putnam Money Market Fund; B                 4/27/92         Open/Bond            851.05           1.00
----------------------------------------------------------------------------------------------------------
197 Putnam Money Market Fund; C                 2/1/99          Open/Bond             68.56           1.00
----------------------------------------------------------------------------------------------------------
198 Putnam Money Market Fund; M                 12/8/94         Open/Bond            112.46           1.00
----------------------------------------------------------------------------------------------------------
199 Putnam Municipal Income Fund; A             5/22/89         Open/Bond            773.20           8.79
----------------------------------------------------------------------------------------------------------
200 Putnam Municipal Income Fund; B             1/4/93          Open/Bond            346.23           8.78
----------------------------------------------------------------------------------------------------------
201 Putnam Municipal Income Fund; C             2/1/99          Open/Bond             13.18           8.79
----------------------------------------------------------------------------------------------------------
202 Putnam Municipal Income Fund; M             12/1/94         Open/Bond             14.24           8.79
----------------------------------------------------------------------------------------------------------
203 Putnam New Century Growth Fund; A           2/17/98         Open/Equity          448.49          14.69
----------------------------------------------------------------------------------------------------------
204 Putnam New Century Growth Fund; B           1/21/00         Open/Equity          375.84          14.54
----------------------------------------------------------------------------------------------------------
205 Putnam New Century Growth Fund; C           1/21/00         Open/Equity           73.15          14.54
----------------------------------------------------------------------------------------------------------
206 Putnam New Century Growth Fund; M           1/21/00         Open/Equity           20.52          14.59
----------------------------------------------------------------------------------------------------------
207 Putnam New Century Growth Fund; Y           7/3/00          Open/Equity            9.63          14.72
----------------------------------------------------------------------------------------------------------
208 Putnam New Jersey Tax Exempt
    Income Fund; A                              2/20/90         Open/Bond            187.42           8.95
----------------------------------------------------------------------------------------------------------
209 Putnam New Jersey Tax Exempt
    Income Fund; B                              1/4/93          Open/Bond             90.12           8.94
----------------------------------------------------------------------------------------------------------
210 Putnam New Jersey Tax Exempt
    Income Fund; M                              5/1/95          Open/Bond              0.91           8.94
----------------------------------------------------------------------------------------------------------
211 Putnam New Opportunities Fund; A            8/31/90         Open/Equity       12,881.69          49.00
----------------------------------------------------------------------------------------------------------
212 Putnam New Opportunities Fund; B            3/1/93          Open/Equity        6,414.53          45.49
----------------------------------------------------------------------------------------------------------
213 Putnam New Opportunities Fund; C            7/26/99         Open/Equity          138.27          48.26
----------------------------------------------------------------------------------------------------------
214 Putnam New Opportunities Fund; M            12/1/94         Open/Equity          426.91          47.04
----------------------------------------------------------------------------------------------------------
215 Putnam New Opportunities Fund; Y            7/19/94         Open/Equity        1,731.73          50.09
----------------------------------------------------------------------------------------------------------
216 Putnam New York Tax Exempt
    Income Fund; A                              9/2/83          Open/Bond          1,326.91           8.74
----------------------------------------------------------------------------------------------------------
217 Putnam New York Tax Exempt
    Income Fund; B                              1/4/93          Open/Bond            149.84           8.72
----------------------------------------------------------------------------------------------------------
218 Putnam New York Tax Exempt
    Income Fund; C                              7/26/99         Open/Bond              1.14           8.74
----------------------------------------------------------------------------------------------------------
219 Putnam New York Tax Exempt
    Income Fund; M                              4/10/95         Open/Bond              1.62           8.74
----------------------------------------------------------------------------------------------------------
220 Putnam New York Tax Exempt Money
    Market Fund                                 10/26/87        Open/Bond             36.33           1.00
----------------------------------------------------------------------------------------------------------
221 Putnam New York Tax Exempt
    Opportunities Fund; A                       11/7/90         Open/Bond            131.07           8.78
----------------------------------------------------------------------------------------------------------
222 Putnam New York Tax Exempt
    Opportunities Fund; B                       2/1/94          Open/Bond             54.89           8.78
----------------------------------------------------------------------------------------------------------
223 Putnam New York Tax Exempt
    Opportunities Fund; C                       7/26/99         Open/Bond              1.56           8.80
----------------------------------------------------------------------------------------------------------
224 Putnam New York Tax Exempt
    Opportunities Fund; M                       2/10/95         Open/Bond              2.04           8.77
----------------------------------------------------------------------------------------------------------
225 Putnam New Value Fund;  A                   1/3/95          Open/Equity          591.37          15.54
----------------------------------------------------------------------------------------------------------
226 Putnam New Value Fund;  B                   2/26/96         Open/Equity          531.11          15.37
----------------------------------------------------------------------------------------------------------
227 Putnam New Value Fund;  C                   7/26/99         Open/Equity           28.45          15.36
----------------------------------------------------------------------------------------------------------
228 Putnam New Value Fund;  M                   2/26/96         Open/Equity           45.44          15.45
----------------------------------------------------------------------------------------------------------
229 Putnam Ohio Tax Exempt Income Fund; A       10/23/89        Open/Bond            153.69           8.77
----------------------------------------------------------------------------------------------------------
230 Putnam Ohio Tax Exempt Income Fund; B       7/15/93         Open/Bond             51.76           8.76
----------------------------------------------------------------------------------------------------------
231 Putnam Ohio Tax Exempt Income Fund; M       4/3/95          Open/Bond              1.93           8.77
----------------------------------------------------------------------------------------------------------
232 Putnam OTC & Emerging Growth Fund; A        11/1/82         Open/Equity        2,503.63           9.56
----------------------------------------------------------------------------------------------------------
233 Putnam OTC & Emerging Growth Fund; B        7/15/93         Open/Equity        1,006.63           8.73
----------------------------------------------------------------------------------------------------------
234 Putnam OTC & Emerging Growth Fund; C        7/26/99         Open/Equity           57.87           9.40
----------------------------------------------------------------------------------------------------------
235 Putnam OTC & Emerging Growth Fund; M        12/2/94         Open/Equity          317.08           9.11
----------------------------------------------------------------------------------------------------------
236 Putnam OTC & Emerging Growth Fund; Y        7/12/96         Open/Equity          432.86           9.74
----------------------------------------------------------------------------------------------------------
237 Putnam Pennsylvania Tax Exempt
    Income Fund; A                              7/21/89         Open/Bond            159.80           8.78
----------------------------------------------------------------------------------------------------------
238 Putnam Pennsylvania Tax Exempt
    Income Fund; B                              7/15/93         Open/Bond             67.51           8.77
----------------------------------------------------------------------------------------------------------
239 Putnam Pennsylvania Tax Exempt
    Income Fund; M                              7/3/95          Open/Bond              2.87           8.79
----------------------------------------------------------------------------------------------------------
240 Putnam Preferred Income Fund; A             1/4/84          Open/Bond             78.28           7.83
----------------------------------------------------------------------------------------------------------
241 Putnam Preferred Income Fund; M             4/20/95         Open/Bond              4.62           7.80
----------------------------------------------------------------------------------------------------------
242 Putnam Research Fund;  A                    10/2/95         Open/Equity        1,161.79          15.03
----------------------------------------------------------------------------------------------------------
243 Putnam Research Fund;  B                    6/12/98         Open/Equity        1,002.36          14.66
----------------------------------------------------------------------------------------------------------
244 Putnam Research Fund; C                     2/1/99          Open/Equity          140.46          14.75
----------------------------------------------------------------------------------------------------------
245 Putnam Research Fund;  M                    6/12/98         Open/Equity           64.91          14.78
----------------------------------------------------------------------------------------------------------
246 Putnam Research Fund; Y                     4/4/00          Open/Equity           98.03          15.08
----------------------------------------------------------------------------------------------------------
247 Putnam Small Cap Value Fund; A              4/12/99         Open/Equity          331.29          13.38
----------------------------------------------------------------------------------------------------------
248 Putnam Small Cap Value Fund; B              5/3/99          Open/Equity          279.85          13.18
----------------------------------------------------------------------------------------------------------
249 Putnam Small Cap Value Fund; C              7/26/99         Open/Equity           46.70          13.20
----------------------------------------------------------------------------------------------------------
250 Putnam Small Cap Value Fund; M              3/28/00         Open/Equity            8.13          13.31
----------------------------------------------------------------------------------------------------------
251 Putnam Small Cap Value Fund; Y              4/12/99         Open/Equity           32.50          13.39
----------------------------------------------------------------------------------------------------------
252 Putnam Strategic Income Fund; A             2/26/96         Open/Bond             74.73           6.46
----------------------------------------------------------------------------------------------------------
253 Putnam Strategic Income Fund; B             2/26/96         Open/Bond            105.77           6.46
----------------------------------------------------------------------------------------------------------
254 Putnam Strategic Income Fund; C             2/1/99          Open/Bond              6.37           6.48
----------------------------------------------------------------------------------------------------------
255 Putnam Strategic Income Fund; M             2/26/96         Open/Bond              6.08           6.45
----------------------------------------------------------------------------------------------------------
256 Putnam Tax Exempt Income Fund; A            12/31/76        Open/Bond          1,647.64           8.75
----------------------------------------------------------------------------------------------------------
257 Putnam Tax Exempt Income Fund; B            1/4/93          Open/Bond            160.24           8.74
----------------------------------------------------------------------------------------------------------
258 Putnam Tax Exempt Income Fund; C            7/26/99         Open/Bond              4.24           8.75
----------------------------------------------------------------------------------------------------------
259 Putnam Tax Exempt Income Fund; M            2/16/95         Open/Bond              8.86           8.77
----------------------------------------------------------------------------------------------------------
260 Putnam Tax Exempt Money Market Fund         10/26/87        Open/Bond            113.60           1.00
----------------------------------------------------------------------------------------------------------
261 Putnam Tax - Free Income Trust
    Tax-Free High Yield Fund; A                 9/20/93         Open/Bond          1,143.00          13.28
----------------------------------------------------------------------------------------------------------
262 Putnam Tax - Free Income Trust
    Tax-Free High Yield Fund B                  9/9/85          Open/Bond            353.46          13.30
----------------------------------------------------------------------------------------------------------
263 Putnam Tax - Free Income Trust
    Tax-Free High Yield Fund C                  2/1/99          Open/Bond              6.32          13.28
----------------------------------------------------------------------------------------------------------
264 Putnam Tax - Free Income Trust
    Tax-Free High Yield Fund M                  12/29/94        Open/Bond             11.49          13.28
----------------------------------------------------------------------------------------------------------
265 Putnam Tax - Free Income Trust
    Tax-Free Insured Fund; A                    9/20/93         Open/Bond            308.81          14.95
----------------------------------------------------------------------------------------------------------
266 Putnam Tax - Free Income Trust
    Tax-Free Insured Fund; B                    9/9/85          Open/Bond            200.45          14.97
----------------------------------------------------------------------------------------------------------
267 Putnam Tax - Free Income Trust
    Tax-Free Insured Fund; C                    7/26/99         Open/Bond              6.97          14.97
----------------------------------------------------------------------------------------------------------
268 Putnam Tax - Free Income Trust
    Tax-Free Insured Fund; M                    6/1/95          Open/Bond              1.80          14.99
----------------------------------------------------------------------------------------------------------
269 Putnam Tax Smart Equity Fund; A             7/1/99          Open/Equity          261.75           9.61
----------------------------------------------------------------------------------------------------------
270 Putnam Tax Smart Equity Fund; B             10/1/99         Open/Equity          248.21           9.49
----------------------------------------------------------------------------------------------------------
271 Putnam Tax Smart Equity Fund; C             10/1/99         Open/Equity           97.98           9.49
----------------------------------------------------------------------------------------------------------
272 Putnam Tax Smart Equity Fund; M             3/28/00         Open/Equity            6.62           9.56
----------------------------------------------------------------------------------------------------------
273 Putnam Technology Fund; A                   6/14/00         Open/Equity          100.97           4.33
----------------------------------------------------------------------------------------------------------
274 Putnam Technology Fund; B                   7/17/00         Open/Equity           69.76           4.29
----------------------------------------------------------------------------------------------------------
275 Putnam Technology Fund; C                   7/17/00         Open/Equity           11.87           4.30
----------------------------------------------------------------------------------------------------------
276 Putnam Technology Fund; M                   7/17/00         Open/Equity            3.74           4.31
----------------------------------------------------------------------------------------------------------
277 Putnam U.S. Core Fund                       5/4/98          Open/Equity            7.06           9.60
----------------------------------------------------------------------------------------------------------
278 Putnam U.S. Government Income Trust; A      2/8/84          Open/Bond          2,148.74          12.77
----------------------------------------------------------------------------------------------------------
279 Putnam U.S. Government Income Trust; B      4/27/92         Open/Bond            443.62          12.71
----------------------------------------------------------------------------------------------------------
280 Putnam U.S. Government Income Trust; C      7/26/99         Open/Bond             18.92          12.75
----------------------------------------------------------------------------------------------------------
281 Putnam U.S. Government Income Trust; M      2/6/95          Open/Bond            132.11          12.75
----------------------------------------------------------------------------------------------------------
282 Putnam U.S. Government Income Trust; Y      4/11/94         Open/Bond             38.45          12.76
----------------------------------------------------------------------------------------------------------
283 Putnam Utilities Growth and
    Income Fund; A                              11/19/90        Open/Balanced      1,074.22          11.85
----------------------------------------------------------------------------------------------------------
284 Putnam Utilities Growth and
    Income Fund; B                              4/27/92         Open/Balanced        296.35          11.77
----------------------------------------------------------------------------------------------------------
285 Putnam Utilities Growth and
    Income Fund; C                              7/26/99         Open/Balanced          7.18          11.77
----------------------------------------------------------------------------------------------------------
286 Putnam Utilities Growth and
    Income Fund; M                              3/1/95          Open/Balanced         12.22          11.81
----------------------------------------------------------------------------------------------------------
287 Putnam Vista Fund; A                        6/3/68          Open/Bond          5,143.07          10.35
----------------------------------------------------------------------------------------------------------
288 Putnam Vista Fund; B                        3/1/93          Open/Bond          2,066.80           9.33
----------------------------------------------------------------------------------------------------------
289 Putnam Vista Fund; C                        7/26/99         Open/Bond            128.52          10.17
----------------------------------------------------------------------------------------------------------
290 Putnam Vista Fund; M                        12/8/94         Open/Bond            165.84           9.82
----------------------------------------------------------------------------------------------------------
291 Putnam Vista Fund; Y                        3/28/95         Open/Equity          978.27          10.64
----------------------------------------------------------------------------------------------------------
292 Putnam Voyager Fund II; A                   4/14/93         Open/Equity        1,228.03          20.44
----------------------------------------------------------------------------------------------------------
293 Putnam Voyager Fund II; B                   10/2/95         Open/Equity        1,081.69          19.49
----------------------------------------------------------------------------------------------------------
294 Putnam Voyager Fund II; C                   2/1/99          Open/Equity           98.35          20.09
----------------------------------------------------------------------------------------------------------
295 Putnam Voyager Fund II; M                   10/2/95         Open/Equity           92.55          19.83
----------------------------------------------------------------------------------------------------------
296 Putnam Voyager Fund; A                      4/1/96          Open/Equity       18,842.68          20.56
----------------------------------------------------------------------------------------------------------
297 Putnam Voyager Fund; B                      4/27/92         Open/Equity        7,849.14          18.53
----------------------------------------------------------------------------------------------------------
298 Putnam Voyager Fund; C                      7/26/99         Open/Equity          252.05          20.27
----------------------------------------------------------------------------------------------------------
299 Putnam Voyager Fund; M                      12/1/94         Open/Equity          540.58          19.70
----------------------------------------------------------------------------------------------------------
300 Putnam Voyager Fund; Y                      3/31/94         Open/Equity        3,425.21          21.11
----------------------------------------------------------------------------------------------------------
301 Putnam VT American Government
    Income Fund; IA                             1/31/00         Open/Bond             66.19          11.07
----------------------------------------------------------------------------------------------------------
302 Putnam VT American Government
    Income Fund; IB                             1/31/00         Open/Bond             42.71          11.05
----------------------------------------------------------------------------------------------------------
303 Putnam VT Asia Pacific Growth Fund; IA      5/1/95          Open/Equity           87.56           6.33
----------------------------------------------------------------------------------------------------------
304 Putnam VT Asia Pacific Growth Fund; IB      4/30/98         Open/Equity            6.50           6.28
----------------------------------------------------------------------------------------------------------
305 Putnam VT Capital Appreciation Fund; IA     9/29/00         Open/Equity            6.68           8.53
----------------------------------------------------------------------------------------------------------
306 Putnam VT Capital Appreciation Fund; IB     9/29/00         Open/Equity            4.41           8.53
----------------------------------------------------------------------------------------------------------
307 Putnam VT Diversified Income Fund; IA       9/15/93         Open/Bond            531.19           8.69
----------------------------------------------------------------------------------------------------------
308 Putnam VT Diversified Income Fund; IB       4/6/98          Open/Bond             82.98           8.65
----------------------------------------------------------------------------------------------------------
309 Putnam VT  Global Asset Allocation
    Fund; IA                                    2/1/88          Open/Balanced        717.62          13.94
----------------------------------------------------------------------------------------------------------
310 Putnam VT  Global Asset Allocation
    Fund; IB                                    4/30/98         Open/Balanced         22.09          13.96
----------------------------------------------------------------------------------------------------------
311 Putnam VT George Putnam Fund; IA            4/30/98         Open/Equity          349.54          10.94
----------------------------------------------------------------------------------------------------------
312 Putnam VT George Putnam Fund; IB            4/30/98         Open/Equity          117.57          10.92
----------------------------------------------------------------------------------------------------------
313 Putnam VT Global Growth Fund; IA            5/1/90          Open/Equity        1,511.59          10.83
----------------------------------------------------------------------------------------------------------
314 Putnam VT Global Growth Fund; IB            4/30/98         Open/Equity           99.62          10.76
----------------------------------------------------------------------------------------------------------
315 Putnam VT Growth and Income Fund; IA        2/1/88          Open/Balanced      8,475.56          25.56
----------------------------------------------------------------------------------------------------------
316 Putnam VT Growth and Income Fund; IB        4/6/98          Open/Balanced        636.88          25.47
----------------------------------------------------------------------------------------------------------
317 Putnam VT Growth Opportunities Fund; IA     1/31/00         Open/Equity           68.59           6.31
----------------------------------------------------------------------------------------------------------
318 Putnam VT Growth Opportunities Fund; IB     1/31/00         Open/Equity           45.32           6.29
----------------------------------------------------------------------------------------------------------
319 Putnam VT Health and Sciences  Fund; IA     4/30/98         Open/Equity          380.54          12.34
----------------------------------------------------------------------------------------------------------
320 Putnam VT Health and Sciences  Fund; IB     4/30/98         Open/Equity          101.78          12.31
----------------------------------------------------------------------------------------------------------
321 Putnam VT High Yield Fund; IA               2/1/88          Open/Bond            718.86           8.07
----------------------------------------------------------------------------------------------------------
322 Putnam VT High Yield Fund; IB               4/30/98         Open/Bond             54.11           8.06
----------------------------------------------------------------------------------------------------------
323 Putnam VT Income Fund; IA                   2/1/88          Open/Bond            830.35          12.18
----------------------------------------------------------------------------------------------------------
324 Putnam VT Income Fund; IB                   4/30/98         Open/Bond             87.19          12.15
----------------------------------------------------------------------------------------------------------
325 Putnam VT International Growth
    and Income; IA                              1/2/97          Open/Balanced        335.07          10.88
----------------------------------------------------------------------------------------------------------
326 Putnam VT International Growth
    and Income; IB                              4/6/98          Open/Balanced         39.85          10.86
----------------------------------------------------------------------------------------------------------
327 Putnam VT International Growth Fund; IA     1/2/97          Open/Equity          617.90          13.83
----------------------------------------------------------------------------------------------------------
328 Putnam VT International Growth Fund; IB     4/30/98         Open/Equity          213.69          13.79
----------------------------------------------------------------------------------------------------------
329 Putnam VT International New
    Opportunities Fund; IA                      1/2/97          Open/Equity          183.40          11.02
----------------------------------------------------------------------------------------------------------
330 Putnam VT International New
    Opportunities Fund; IB                      4/30/98         Open/Equity          173.80          10.98
----------------------------------------------------------------------------------------------------------
331 Putnam VT Investors  Fund; IA               4/30/98         Open/Equity          755.64          10.78
----------------------------------------------------------------------------------------------------------
332 Putnam VT Investors  Fund; IB               4/30/98         Open/Equity          279.73          10.74
----------------------------------------------------------------------------------------------------------
333 Putnam VT Money Market Fund; IA             2/1/88          Open/Bond            771.52           1.00
----------------------------------------------------------------------------------------------------------
334 Putnam VT Money Market Fund; IB             4/30/98         Open/Bond            152.75           1.00
----------------------------------------------------------------------------------------------------------
335 Putnam VT New Opportunities Fund; IA        5/2/94          Open/Equity        3,989.32          19.91
----------------------------------------------------------------------------------------------------------
336 Putnam VT New Opportunities Fund; IB        4/30/98         Open/Equity          225.12          19.79
----------------------------------------------------------------------------------------------------------
337 Putnam VT New Value Fund; IA                1/2/97          Open/Equity          409.45          14.19
----------------------------------------------------------------------------------------------------------
338 Putnam VT New Value Fund; IB                4/30/98         Open/Equity           54.58          14.16
----------------------------------------------------------------------------------------------------------
339 Putnam VT OTC & Emerging Growth Fund; IA    4/30/98         Open/Equity          148.01           7.65
----------------------------------------------------------------------------------------------------------
340 Putnam VT OTC & Emerging Growth Fund; IB    4/30/98         Open/Equity           66.12           7.63
----------------------------------------------------------------------------------------------------------
341 Putnam VT Research; IA                      9/30/98         Open/Equity          222.77          12.41
----------------------------------------------------------------------------------------------------------
342 Putnam VT Research; IB                      9/30/98         Open/Equity          107.03          12.38
----------------------------------------------------------------------------------------------------------
343 Putnam VT Small Cap Value Fund; IA          4/30/99         Open/Equity          128.86          14.20
----------------------------------------------------------------------------------------------------------
344 Putnam VT Small Cap Value Fund; IB          4/30/99         Open/Equity           54.44          14.16
----------------------------------------------------------------------------------------------------------
345 Putnam VT Technology - Class IA             6/14/00         Open/Equity           15.73           5.09
----------------------------------------------------------------------------------------------------------
346 Putnam VT Technology - Class IB             6/14/00         Open/Equity           13.86           5.08
----------------------------------------------------------------------------------------------------------
347 Putnam VT Utilities Growth and
    Income Fund; IA                             5/1/92          Open/Balanced        853.88          15.64
----------------------------------------------------------------------------------------------------------
348 Putnam VT Utilities Growth and
    Income Fund; IB                             4/30/98         Open/Balanced         59.74          15.60
----------------------------------------------------------------------------------------------------------
349 Putnam VT Vista Fund; IA                    1/2/97          Open/Equity          578.56          13.61
----------------------------------------------------------------------------------------------------------
350 Putnam VT Vista Fund; IB                    4/30/98         Open/Equity          307.16          13.56
----------------------------------------------------------------------------------------------------------
351 Putnam VT Voyager Fund; IA                  2/1/88          Open/Equity        6,050.82          32.66
----------------------------------------------------------------------------------------------------------
352 Putnam VT Voyager Fund; IB                  4/30/98         Open/Equity          494.56          32.53
----------------------------------------------------------------------------------------------------------
353 Putnam VT Voyager II Fund; IA               9/29/00         Open/Equity            6.27           5.99
----------------------------------------------------------------------------------------------------------
354 Putnam VT Voyager II Fund; IB               9/29/00         Open/Equity            6.71           5.98
----------------------------------------------------------------------------------------------------------



(5) Miscellaneous

There has been, or is, no litigation or fact which caused or would cause, a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM DIVERSIFIED INCOME TRUST

AMENDMENT TO THE SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau
                                              Filing Date:  June 29 2001

Name of the Registrant Trust:                 PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title                       Charles E. Porter
of Representative:                            Executive Vice President

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Registration Agent:         Harume Nakano
                                              Attorney-at-Law
                                              Signature [Harume Nakano]
                                              --------------------------
                                              (Seal)

                                              Ken Miura
                                              Attorney-at-Law
                                              Signature [Ken Miura]
                                              --------------------------
                                              (Seal)

Address or Place of Business                  Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Name of Liaison Contact:                      Harume Nakano
                                              Ken Miura
                                              Attorneys-at-Law

Place of Liaison Contact:                     Hamada & Matsumoto
                                              Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Phone Number:                                 03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public                PUTNAM DIVERSIFIED INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of                  Up to 1 billion Class M Shares
Foreign Investment Fund Securities            Up to the total amount obtained
to be Publicly Offered or Sold:               by aggregating the respective net
                                              asset value per Class M Share in
                                              respect of 1 billion Class M
                                              Shares (The Maximum amount
                                              expected to be sold is 9.77
                                              billion U.S. dollars
                                              (approximately  1,175 billion)).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00= 120.25 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2001.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of December, 2000 (U.S.$9.77) by 1 billion Class M Shares for convenience.

Places where a copy of this Amendment to the Securities Registration Statement is available for Public Inspection

Not applicable.

Total number of pages of this Securities Registration Statement in Japanese is 4 including front and back pages.)

I. Reason For Filing This Amendment To Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on February 6 2001 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 5 of the original Japanese SRS)

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment                          After amendment
[Original Japanese SRS]                   [Aforementioned Semi-annual Report]

I. Description of the Fund                I.  Status of Investment Portfolio
                                              of the Fund
5. Status of Investment Portfolio
                                          (1) Diversification of Investment
(A) Diversification of Investment             Portfolio (the aforementioned
    Portfolio                                 Japanese Semi-annual Report,
                                              page 1)

(B) Results of Past Operations            (2) Results of Past Operations

(1) Record of Changes in Net Assets       a)  Record of Changes in Net Assets
    (Class M Shares)                          (Class M Shares) (Ditto, page 3)

    (Regarding the amounts as at the          (Regarding the amounts as at the
    end of each month during one-year         end of each month during one-year
    period from, and including, the           period from, and including, the
    latest relevant date appertaining         latest relevant date appertaining
    to the filing date of the original        to the filing date of the
    Japanese SRS)                             afore-mentioned Semi-annual
                                              Report)

(2) Record of Distributions Paid          b)  Record of Distributions Paid
    (Class M Shares)                          (Class M Shares) (Ditto, page 3)

    (Regarding the dividends paid             (Regarding the dividends paid at
    at the end of each month up to            the end of each month up to the
    the latest relevant date of the           latest relevant date of the
    original Japanese SRS)                    afore-mentioned Semi-annual
                                              Report)

II. Outline of the Trust                      II. Outline of the Trust

1.  Trust                                 1.  Trust

(E) Amount of Capital Share               (1) Amount of Capital Share (Ditto,
                                              page 5)

(G) Information Concerning Major          (2) Information Concerning Major
    Shareholders                              Shareholders (Ditto, page 5)

(H) Information Concerning Directors,     (3) Information Concerning Directors,
    Officers and Employees                    Officers and Employees
                                              (Ditto, page 5)

(I) Description of Business and           (4) Description of Business and
     Outline of Operation                     Outline of Operation
                                              (Ditto, page 8)

2.  Putnam Investment Management, Inc.    2.  Putnam Investment Management,
    (Investment Management Company)           Inc. (Investment Management
                                              Company)

(E) Amount of Capital Share               (1) Amount of Capital Share
                                              (Ditto, page 8)

(G) Information Concerning Major          (2) Information Concerning Major
    Shareholders                              Shareholders (Ditto, page 9)

(H) Information Concerning Officers       (3) Information Concerning Officers
    and Employees                             and Employees (Ditto, page 9)

(I) Description of Business and           (4) Description of Business and
    Outline of Operation                      Outline of Operation (Ditto,
                                              page 18)

With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial Conditions of the Fund in the aforementioned Semi-annual Report (Ditto, from page 31 to 79) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 7 of the original Japanese SRS)

With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS, Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 80 to 101) is added to the original SRS.

Attachment

Dividend Report (the end of IV MISCELLANEOUS of the original Japanese
SRS)




Before Amendment

(1/1/1990 to 1/31/2001)
---------------------------------------------------------------------------------------------------
                                          Short Term             Long Term
Date                   Income              Cap Gains             Cap Gains                  Total
---------------------------------------------------------------------------------------------------
1/10/90                0.113                  0                      0                      0.113
2/12/90                0.103                  0.01                   0                      0.113
3/12/90                0.113                  0                      0                      0.113
4/10/90                0.091                  0.022                  0                      0.113
5/10/90                0.086                  0.028                  0                      0.114
6/11/90                0.113                  0                      0                      0.113
7/10/90                0.113                  0                      0                      0.113
8/10/90                0.113                  0                      0                      0.113
9/10/90                0.113                  0                      0                      0.113
10/10/90               0.097                  0.016                  0                      0.113
11/12/90               0.097                  0.016                  0                      0.113
12/10/90               0.093                  0.02                   0                      0.113
---------------------------------------------------------------------------------------------------
1/10/91                0.093                  0.02                   0                      0.113
2/11/91                0.093                  0.02                   0                      0.113
3/11/91                0.091                  0.01                   0                      0.101
4/10/91                0.091                  0.01                   0                      0.101
5/10/91                0.091                  0.01                   0                      0.101
6/10/91                0.087                  0.014                  0                      0.101
7/10/91                0.087                  0.014                  0                      0.101
8/12/91                0.083                  0.018                  0                      0.101
9/10/91                0.091                  0.01                   0                      0.101
10/10/91               0.09                   0.011                  0                      0.101
11/11/91               0.09                   0.011                  0                      0.101
12/10/91               0.098                  0.003                  0                      0.101
---------------------------------------------------------------------------------------------------
1/10/92                0.091                  0.01                   0                      0.101
2/10/92                0.092                  0.009                  0                      0.101
3/10/92                0.08                   0.02                   0                      0.1
4/10/92                0.08                   0.02                   0                      0.1
5/11/92                0.075                  0.025                  0                      0.1
6/10/92                0.078                  0.022                  0                      0.1
7/10/92                0.078                  0.022                  0                      0.1
8/10/92                0.08                   0.02                   0                      0.1
9/10/92                0.08                   0.02                   0                      0.1
10/12/92               0.075                  0.025                  0                      0.1
11/10/92               0.07                   0.031                  0                      0.101
12/10/92               0.163                  0.139                  0.046                  0.348
---------------------------------------------------------------------------------------------------
1/11/93                0.07                   0.02                   0                      0.09
2/10/93                0.07                   0.02                   0                      0.09
3/10/93                0.07                   0.02                   0                      0.09
4/12/93                0.07                   0.02                   0                      0.09
5/10/93                0.07                   0.02                   0                      0.09
6/10/93                0.07                   0.02                   0                      0.09
7/12/93                0.07                   0.02                   0                      0.09
8/10/93                0.07                   0.02                   0                      0.09
9/10/93                0.07                   0.02                   0                      0.09
10/11/93               0.07                   0.02                   0                      0.09
11/10/93               0.07                   0.02                   0                      0.09
12/10/93               0.07                   0.02                   0                      0.09
---------------------------------------------------------------------------------------------------
1/12/94                0.073                  0.018                  0                      0.091
2/10/94                0.073                  0.018                  0                      0.091
3/10/94                0.073                  0.018                  0                      0.091
4/11/94                0.09                   0                      0                      0.09
5/10/94                0.09                   0                      0                      0.09
6/10/94                0.09                   0                      0                      0.09
7/11/94                0.09                   0                      0                      0.09
8/10/94                0.09                   0                      0                      0.09
9/12/94                0.09                   0                      0                      0.09
10/10/94               0.08                   0                      0                      0.08
11/10/94               0.08                   0                      0                      0.08
12/12/94               0.078                  0                      0                      0.078
---------------------------------------------------------------------------------------------------
1/10/95                0.078                  0                      0                      0.078
2/10/95                0.078                  0                      0                      0.078
3/10/95                0.078                  0                      0                      0.078
4/10/95                0.079                  0                      0                      0.079
5/10/95                0.078                  0                      0                      0.078
6/12/95                0.078                  0                      0                      0.078
7/10/95                0.078                  0                      0                      0.078
8/10/95                0.078                  0                      0                      0.078
9/11/95                0.078                  0                      0                      0.078
10/10/95               0.077                  0                      0                      0.077
11/10/95               0.078                  0                      0                      0.078
12/13/95               0.076                  0                      0                      0.076
---------------------------------------------------------------------------------------------------
1/10/96                0.074                  0                      0                      0.074
2/12/96                0.074                  0                      0                      0.074
3/11/96                0.072                  0                      0                      0.072
4/12/96                0.07                   0                      0                      0.07
5/10/96                0.07                   0                      0                      0.07
6/10/96                0.069                  0                      0                      0.069
7/12/96                0.068                  0                      0                      0.068
8/12/96                0.069                  0                      0                      0.069
9/10/96                0.069                  0                      0                      0.069
10/10/96               0.069                  0                      0                      0.069
11/11/96               0.069                  0                      0                      0.069
12/10/96               0.086                  0                      0                      0.086
---------------------------------------------------------------------------------------------------
1/10/97                0.068                  0                      0                      0.068
2/10/97                0.069                  0                      0                      0.069
3/10/97                0.069                  0                      0                      0.069
4/10/97                0.068                  0                      0                      0.068
5/12/97                0.069                  0                      0                      0.069
6/10/97                0.071                  0                      0                      0.071
7/11/97                0.07                   0                      0                      0.07
8/11/97                0.069                  0                      0                      0.069
9/10/97                0.069                  0                      0                      0.069
10/10/97               0.069                  0                      0                      0.069
11/10/97               0.069                  0                      0                      0.069
12/10/97               0.069                  0                      0                      0.069
---------------------------------------------------------------------------------------------------
1/12/98                0.069                  0                      0                      0.069
2/10/98                0.069                  0                      0                      0.069
3/10/98                0.069                  0                      0                      0.069
4/13/98                0.069                  0                      0                      0.069
5/11/98                0.07                   0                      0                      0.07
6/10/98                0.069                  0                      0                      0.069
7/10/98                0.069                  0                      0                      0.069
8/10/98                0.07                   0                      0                      0.07
9/11/98                0.069                  0                      0                      0.069
10/12/98               0.07                   0                      0                      0.07
11/10/98               0.07                   0                      0                      0.07
12/10/98               0.07                   0                      0                      0.07
---------------------------------------------------------------------------------------------------
1/11/99                0.07                   0                      0                      0.07
2/10/99                0.072                  0                      0                      0.072
3/10/99                0.076                  0                      0                      0.076
4/12/99                0.079                  0                      0                      0.079
5/10/99                0.079                  0                      0                      0.079
6/10/99                0.079                  0                      0                      0.079
7/12/99                0.079                  0                      0                      0.079
8/10/99                0.079                  0                      0                      0.079
9/10/99                0.079                  0                      0                      0.079
10/11/99               0.079                  0                      0                      0.079
11/10/99               0.079                  0                      0                      0.079
12/10/99               0.079                  0                      0                      0.079
---------------------------------------------------------------------------------------------------
1/10/00                0.079                  0                      0                      0.079
2/10/00                0.079                  0                      0                      0.079
3/10/00                0.079                  0                      0                      0.079
4/10/00                0.076                  0                      0                      0.076
5/10/00                0.076                  0                      0                      0.076
6/12/00                0.076                  0                      0                      0.076
7/10/00                0.076                  0                      0                      0.076
8/10/00                0.076                  0                      0                      0.076
9/11/00                0.076                  0                      0                      0.076
10/10/00               0.076                  0                      0                      0.076
11/10/00               0.076                  0                      0                      0.076
12/8/00                0.076                  0                      0                      0.076
---------------------------------------------------------------------------------------------------






After Amendment

(1/1/1990 to 12/31/2000)
----------------------------------------------------------------------------------------------------
Date           Dividend Paid       Date          Dividend Paid            Date         Dividend Paid
----------------------------------------------------------------------------------------------------
1/10/90            0.113          9/10/93            0.09               5/12/97            0.069
2/12/90            0.113          10/11/93           0.09               6/10/97            0.071
3/12/90            0.113          11/10/93           0.09               7/11/97            0.07
4/10/90            0.113          12/10/93           0.09               8/11/97            0.069
5/10/90            0.114          1/12/94            0.091              9/10/97            0.069
6/11/90            0.113          2/10/94            0.091              10/10/97           0.069
7/10/90            0.113          3/10/94            0.091              11/10/97           0.069
8/10/90            0.113          4/11/94            0.09               12/10/97           0.069
9/10/90            0.113          5/10/94            0.09               1/12/98            0.069
10/10/90           0.113          6/10/94            0.09               2/10/98            0.069
11/12/90           0.113          7/11/94            0.09               3/10/98            0.069
12/10/90           0.113          8/10/94            0.09               4/13/98            0.069
----------------------------------------------------------------------------------------------------
1/10/91            0.113          9/12/94            0.09               5/11/98            0.07
2/11/91            0.113          10/10/94           0.08               6/10/98            0.069
3/11/91            0.101          11/10/94           0.08               7/10/98            0.069
4/10/91            0.101          12/12/94           0.078              8/10/98            0.07
5/10/91            0.101          1/10/95            0.078              9/11/98            0.069
6/10/91            0.101          2/10/95            0.078              10/12/98           0.07
7/10/91            0.101          3/10/95            0.078              11/10/98           0.07
8/12/91            0.101          4/10/95            0.079              12/10/98           0.07
9/10/91            0.101          5/10/95            0.078              1/11/99            0.07
10/10/91           0.101          6/12/95            0.078              2/10/99            0.072
11/11/91           0.101          7/10/95            0.078              3/10/99            0.076
12/10/91           0.101          8/10/95            0.078              4/12/99            0.079
----------------------------------------------------------------------------------------------------
1/10/92            0.101          9/11/95            0.078              5/10/99            0.079
2/10/92            0.101          10/10/95           0.077              6/10/99            0.079
3/10/92            0.1            11/10/95           0.078              7/12/99            0.079
4/10/92            0.1            12/13/95           0.076              8/10/99            0.079
5/11/92            0.1            1/10/96            0.074              9/10/99            0.079
6/10/92            0.1            2/12/96            0.074              10/11/99           0.079
7/10/92            0.1            3/11/96            0.072              11/10/99           0.079
8/10/92            0.1            4/12/96            0.07               12/10/99           0.079
9/10/92            0.1            5/10/96            0.07               1/10/00            0.079
10/12/92           0.1            6/10/96            0.069              2/10/00            0.079
11/10/92           0.101          7/12/96            0.068              3/10/00            0.079
12/10/92           0.348          8/12/96            0.069              4/10/00            0.076
----------------------------------------------------------------------------------------------------
1/11/93            0.09           9/10/96            0.069              5/10/00            0.076
2/10/93            0.09           10/10/96           0.069              6/12/00            0.076
3/10/93            0.09           11/11/96           0.069              7/10/00            0.076
4/12/93            0.09           12/10/96           0.086              8/10/00            0.076
5/10/93            0.09           1/10/97            0.068              9/11/00            0.076
6/10/93            0.09           2/10/97            0.069              10/10/00           0.076
7/12/93            0.09           3/10/97            0.069              11/10/00           0.076
8/10/93            0.09           4/10/97            0.068              12/8/00            0.076
----------------------------------------------------------------------------------------------------
